Marketable debt securities - Promissory notes (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Total financial liabilities	$ 1,644,023	$ 1,299,114
Marketable debt securities
Financial liabilities
Total financial liabilities	132,117	114,457
Promissory notes
Financial liabilities
Financial liabilities	16,876	22,891
Accrued interest	48	423
Total financial liabilities	16,924	23,314
Promissory notes January 4, 2021
Financial liabilities
Financial liabilities	$ 73
Interest rate (as a percent)	4.20%
Promissory notes January 15, 2021 - One
Financial liabilities
Financial liabilities	$ 2,900
Interest rate (as a percent)	4.25%
Promissory notes January 15, 2021 - Two
Financial liabilities
Financial liabilities	$ 5,800
Interest rate (as a percent)	4.25%
Promissory notes January 15, 2021 - Three
Financial liabilities
Financial liabilities	$ 6,000
Interest rate (as a percent)	4.25%
Promissory notes March 16, 2021
Financial liabilities
Financial liabilities	$ 150
Interest rate (as a percent)	4.15%
Promissory notes January 13, 2021
Financial liabilities
Financial liabilities	$ 150
Interest rate (as a percent)	4.10%
Promissory notes September 23, 2021
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	4.45%
Promissory notes March 17, 2021
Financial liabilities
Financial liabilities	$ 803
Interest rate (as a percent)	4.60%
Promissory notes November 30, 2020
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		7.25%
Promissory notes October 5, 2020
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		7.23%
Promissory notes April 15, 2020
Financial liabilities
Financial liabilities		$ 1,500
Interest rate (as a percent)		8.42%
Promissory notes April 13, 2020
Financial liabilities
Financial liabilities		$ 1,500
Interest rate (as a percent)		8.42%
Promissory notes March 20, 2020
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		8.45%
Promissory notes March 19, 2020
Financial liabilities
Financial liabilities		$ 921
Interest rate (as a percent)		8.45%
Promissory notes March 17, 2020
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		8.45%
Promissory notes March 9, 2020
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		8.55%
Promissory notes February 17, 2020
Financial liabilities
Financial liabilities		$ 200
Interest rate (as a percent)		7.00%
Promissory notes January 17, 2020
Financial liabilities
Financial liabilities		$ 2,700
Interest rate (as a percent)		7.25%
Promissory notes January 6, 2020
Financial liabilities
Financial liabilities		$ 70
Interest rate (as a percent)		7.25%
Promissory notes January 3, 2020
Financial liabilities
Financial liabilities		$ 11,500
Interest rate (as a percent)		7.25%